UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-08763

Name of registrant: MH Elite Portfolio of Funds Trust

Address:  43 Highlander Drive

                 Scotch Plains, NJ 07076

Agent for service:  MH Elite Portfolio of Funds Trust

                              43 Highlander Drive

                               Scotch Plains, NJ 07076

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:   December 31, 2014

Date of reporting period:  September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:  Schedule of Investments

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

September 30, 2014

Mutual Funds (99.2%)	Shares	Value

AMG Southernsun Small Cap Inv	16,035	$ 452,671
Pimco Small Cap StockPLUS AR Strategy I	47,422	445,296
Walthausen Small Cap Value	18,444	435,842
T. Rowe Price New Horizons	9,238	423,920
Fidelity Small Cap Discovery	14,454	417,854
Homestead Small Company Stock	11,415	411,055
Alliance Bernstein Small Cap Growth Adv	7,133	366,655
TFS Small Cap	25,629	337,797
Hodges Small Cap	17,306	337,118
Huber Capital Small Cap Value Inv	20,458	336,334
T Rowe Price Small Cap Stock	7,259	316,706
Adirondack Small Cap	12,838	271,644
Buffalo Emerging Opportunities	16,129	271,129
DFA US Targeted Value I	11,843	265,990
BMO Small Cap Growth Y	11,023	232,481
Tortoise Cove Street Capital Small Cap Value I	4,815	171,217
DFA US Micro Cap I	8,807	166,182
Glenmede Small Cap Equity Adv	6,668	165,031

Total Mutual Funds (Cost $ 4,844,250)		5,824,922

Short-Term Securities (0.3%)

Fidelity Institutional Money Market (Cost $ 18,609)		18,609

Total Short-Term Securities		18,609

Total Investments in Securities (Cost $ 4,862,859)		5,843,531

Other Assets (0.5%)		27,671

Net Assets (100%)		$ 5,871,202

MH Elite Portfolio of Funds Trust

MH Elite Fund of Funds

Schedule of Investments

September 30, 2014

Mutual Funds (96.7%)	Shares	Value

Pimco Fundamental IndexPlus AR I	79,004	$ 573,568
T. Rowe Price Value	15,652	572,562
Primecap Odyssey Aggressive Growth	17,410	555,539
Oakmark Select	11,846	529,614
Voya Corporate Leaders Trust B	15,919	513,704
Rydex S & P 500 Pure Value H	3,506	513,429
Vanguard Selected Value Inv	17,618	513,381
Aston/Fairpointe Mid Cap N	10,984	507,674
Fairholme	11,914	478,950
Yacktman	19,206	477,065
Akre Focus I	21,771	473,512
Royce Special Equity Multi-Cap Service	28,285	443,799
Wells Fargo Advantage Growth Adm	8,138	436,135
T Rowe Price Media & Telecommunications	6,031	432,734
Hodges	10,773	432,211
ClearBridge Aggressive Growth FI	2,105	431,219
Matthew 25	13,263	419,496
Glenmede Large Cap Core Portfolio	19,802	419,010
Vanguard Strategic Equity Inv	12,962	415,036
Nicholas	6,086	397,565
LSV Value Equity	15,178	351,973

Total Mutual Funds (Cost $ 8,283,210)		9,888,176

Short-Term Securities (2.5%)

Fidelity Institutional Money Market (Cost $ 251,191)		251,191

Total Short-Term Securities		251,191

Total Investments in Securities (Cost $ 8,534,401)		10,139,367

Other Assets (0.5%)		90,366

Net Assets (100%)		$ 10,229,733

MH Elite Portfolio of Funds Trust

MH Elite Select Portfolio of Funds

Schedule of Investments

September 30, 2014

Mutual Funds (98.5%)	Shares	Value

Oakmark International I	15,177	$ 379,579
MFS International Value I	9,983	355,505
Oppenheimer Developing Markets Y	9,178	352,616
T. Rowe Price Health Sciences	4,771	327,177
Lazard International Strategic Equity I	22,762	326,631
Virtus Emerging Market Opportunities I	30,190	309,451
Pimco International StockPLUS AR Strategy I (USD Hedged)	38,637	306,393
Artisan International Value Inv	8,295	303,267
Oppenheimer International Growth Y	7,908	283,669
Franklin International Small Cap Growth Adv	13,158	278,553
Harding Loevner Emergering Markets Adv	4,814	240,179
Alpine Global Infrastructure I	9,744	193,419
Prudential Global Real Estate Z	8,161	190,479
Vanguard Materials Index Adm	3,209	180,057
Harding Loevner Frontier Emerging Markets I	17,870	175,846
Calvert Global Water A	8,858	173,166
Vanguard Energy Index Adm	2,628	172,036
Fidelity Select Chemicals Porfolio	1,094	169,645
T. Rowe Price Africa and Middle East	15,182	160,324
Pimco Commodities Strategy I	15,760	159,178
Third Avenue Real Estate Value I	4,771	148,426
Baron Emerging Markets Retail	10,154	120,938
Columbia Acorn Emerging Market R4	8,078	106,947

Total Mutual Funds (Cost $ 4,612,860)		5,413,481

Short-Term Securities (1.0%)

Fidelity Institutional Money Market (Cost $55,160)		55,160

Total Short-term Securities		55,160

Total Investments in Securities (Cost $ 4,668,020)		5,468,641

Other Assets (0.5%)		26,972

Net Assets (100%)		$ 5,495,613

MH Elite Portfolio of Funds Trust

MH Elite Income Fund of Funds

Schedule of Investments

September 30, 2014

Mutual Funds (88.0%)	Shares	Value

Pimco Income I	14,342	$ 181,285
Virtus Multi-Sector Short Term Bond I	37,448	181,250
Loomis Sayles Bond I	11,253	174,311
Templeton Global Total Return Adv	12,948	173,628
Fidelity New Markets Income	10,022	162,653
Ivy High Income I	18,557	157,734
Vanguard High Dividend Yield Index Inv	5,747	151,096
TCW Emerging Markets Income I	17,676	150,069
Pimco Foreign Bond (USD Hedged) I	13,371	148,550
Third Avenue Focused Credit I	13,104	145,192
Pimco Investment Grade Corporate Bond I	13,372	142,274
Doubleline Total Return Bond I	12,116	132,551
Thornburg Limited Term Income A	9,463	127,650
Prudental Jennison Utility Z	7,562	126,968
TCW Total Return Bond I	12,219	125,367
USAA Intermediate Term Bond	11,416	124,543
Cohen & Steers Preferred Sec & Inc I	9,108	123,506
Thompson Bond	10,408	121,982
Berwyn Income	8,669	121,793
Forward Select Income I	4,810	121,403
Credit Suisse Floating Rate High Income I	17,601	120,916
Lord Abbett Short Duration Income F	24,284	109,279
Nuveen Symphony Floating Rate income I	4,744	98,150

Total Mutual Funds (Cost $ 3,230,000)		3,222,150

Short-Term Securities (8.1%)

Fidelity Institutional Money Market (Cost $ 295,960)		295.960

Total Short-term Securities		295,960

Total Investments in Securities (Cost $ 3,525,960)		3,518,110

Other Assets (3.9%)		144,142

Net Assets (100%)		$ 3,662,252

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2014:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 5,843,531	$ 10,139,367	$ 5,468,641	$ 3,518,110
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 5,843,531	$ 10,139,367	$ 5,468,641	$ 3,518,110

Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3: Exhibits

The following exhibit is attached to this Form N-Q:

•

Certification of Chief Executive Officer and Chief Financial Officer as required by Section 302 of the

Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    MH Elite Portfolio of Funds Trust

By (Signature and Title)         /s/ Jeff Holcombe

                                              Jeff Holcombe Vice President

Date: November 24, 2014